Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ReportingUnit Customer Segment	Dec. 31, 2023 USD ($) ReportingUnit Customer Segment	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 29, 2023
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate						7.0999
Revenue remaining performance obligation	¥ 2,266,341				$ 319,207
Amortization period of produced content	10 years	10 years
Number of reporting unit | ReportingUnit	1	1
Contract assets allowance for credit losses	¥ 17,832		¥ 12,409		2,512
Balances of contract liabilities	5,219,837		¥ 5,053,031		735,199
Revenue recognition of contract liability	4,015,718	$ 565,602
Longest expected length of revenue contracts			1 year
Advertising expenses	2,632,727	$ 370,812	¥ 1,809,118	¥ 2,383,257
Cash, cash equivalents, restricted cash and long-term restricted cash	¥ 5,280,608		¥ 7,861,556	¥ 3,074,864	743,758
Depreciation percentage	2.94%	2.94%
Number of operating segment | Segment	1	1
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	0
China | PRC Subsidiaries | Earliest Tax Year
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2018	2018
China | PRC Subsidiaries | Latest Tax Year
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2023	2023
China | Maximum | PRC Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years	5 years
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,598,059		¥ 1,490,656		225,082
Contract assets allowance for credit losses	¥ 17,832		¥ 12,409		$ 2,512
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap	10 years	10 years